Basis of Presentation - Revision of Previously Issued Financial Statements - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS
Accrued and other current liabilities	$ 37,435	$ 43,260
Total current liabilities	497,712	393,748
Retained earnings	200,231	251,632
Total AMPNI stockholders' equity	589,533	616,887
Total equity	$ 589,591	616,887	$ 563,816	$ 541,646
As previously presented
CONSOLIDATED BALANCE SHEETS
Accrued and other current liabilities		38,621
Total current liabilities		389,109
Retained earnings		256,271
Total AMPNI stockholders' equity		621,526
Total equity		621,526
Adjustment
CONSOLIDATED BALANCE SHEETS
Accrued and other current liabilities		4,639
Total current liabilities		4,639
Retained earnings		(4,639)
Total AMPNI stockholders' equity		(4,639)
Total equity		$ (4,639)